Derivative Instruments and Hedging Activities (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

Exchange rate fluctuations affect a portion of intercompany receivables that are denominated in foreign currencies, and we use forward currency contracts to reduce our exposure to certain of these currency price fluctuations. These contracts have not been designated as hedges for accounting purposes and gains or losses are reported in earnings on a current basis in other income (expense).

We are exposed to fluctuations in market prices of raw materials and energy sources, as well as from the effect of market prices on the sale of certain commodity steel (hot roll carbon steel coils). We may use cash-settled commodity price swaps and options (including collars) to hedge the market risk associated with the purchase of certain of our raw materials and energy requirements. For input commodities, these derivatives are typically used for a portion of our natural gas, nickel, iron ore, zinc and electricity requirements. Our hedging strategy is to reduce the effect on earnings from the price volatility of these various commodity exposures. Independent of any hedging activities, price changes in any of these commodity markets could negatively affect operating costs or selling prices.

All commodity derivatives are recognized as an asset or liability at fair value. We record the effective gains and losses for commodity derivatives designated as cash flow hedges of forecasted purchases of raw materials and energy sources in accumulated other comprehensive income (loss) and reclassify them into cost of products sold in the same period we recognize earnings for the associated underlying transaction. We recognize gains and losses on these designated derivatives arising from either hedge ineffectiveness or from components excluded from the assessment of effectiveness in current earnings under cost of products sold. We record all gains or losses from derivatives for which hedge accounting treatment has not been elected to earnings on a current basis in cost of products sold. We have provided $11.1 of collateral to counterparties under collateral funding arrangements as of March 31, 2016.

Outstanding commodity price swaps and options and forward foreign exchange contracts are presented below:

Commodity	March 31, 2016	December 31, 2015
Nickel (in lbs)	99,400	164,800
Natural gas (in MMBTUs)	31,907,500	36,972,500
Zinc (in lbs)	41,634,300	54,173,800
Iron ore (in metric tons)	2,260,000	2,795,000
Electricity (in MWHs)	1,098,000	1,386,400
Foreign exchange contracts (in euros)	€32,125,000	€55,500,000

The fair value of derivative instruments in the condensed consolidated balance sheets is presented below:

Asset (liability)	March 31, 2016	December 31, 2015
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$1.6	$0.3
Other noncurrent assets—commodity contracts	0.4	0.3
Accrued liabilities—commodity contracts	(34.3)	(40.9)
Other non-current liabilities—commodity contracts	(6.4)	(9.5)

Derivatives not designated as hedging instruments:
Other current assets:
Foreign exchange contracts	—	1.1
Commodity contracts	—	0.2
Accrued liabilities:
Foreign exchange contracts	(0.7)	—
Commodity contracts	(0.2)	(0.3)

Gains (losses) on derivative instruments included in the condensed consolidated statements of operations are presented below:

	Three Months Ended March 31,
Gain (loss)	2016	2015
Derivatives designated as cash flow hedges—
Commodity contracts:
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	$(13.2)	$(17.9)
Recognized in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	4.4	(13.0)

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(1.8)	1.4
Commodity contracts:
Recognized in net sales	—	1.3
Recognized in cost of products sold	(0.5)	(2.4)

Gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for our existing commodity contracts that qualify for hedge accounting, as well as the period over which we are hedging our exposure to the volatility in future cash flows, are presented below:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	April 2016 to December 2017	$(21.1)
Zinc	April 2016 to December 2017	(5.9)
Iron ore	April 2016 to November 2017	(5.5)
Electricity	April 2016 to December 2017	(3.8)

Derivative Instruments and Hedging Activities

Exchange rate fluctuations affect a portion of intercompany receivables that are denominated in foreign currencies, and we use forward currency contracts to reduce our exposure to certain of these currency price fluctuations. These contracts have not been designated as hedges for accounting purposes and gains or losses are reported in earnings on a current basis in other income (expense).

We are exposed to fluctuations in market prices of raw materials and energy sources, as well as from the effect of market prices on the sale of certain commodity steel (hot roll carbon steel coils). We may use cash-settled commodity price swaps and options (including collars) to hedge the market risk associated with the purchase of certain of our raw materials and energy requirements and the sale of hot roll carbon steel coils. For input commodities, these derivatives are typically used for a portion of our natural gas, nickel, iron ore, aluminum, zinc and electricity requirements. Our hedging strategy is to reduce the effect on earnings from the price volatility of these various commodity exposures. Independent of any hedging activities, price changes in any of these commodity markets could negatively affect operating costs or selling prices.

All commodity derivatives are recognized as an asset or liability at fair value. We record the effective gains and losses for commodity derivatives designated as cash flow hedges of forecasted purchases of raw materials and energy sources in accumulated other comprehensive income (loss) and reclassify them into cost of products sold in the same period we recognize earnings for the associated underlying transaction. We record the effective gains and losses for hot roll carbon steel coils derivatives designated as cash flow hedges of forecasted sales in accumulated other comprehensive income and reclassify them into net sales in the same period we recognize earnings for the associated underlying transaction. We recognize gains and losses on these designated derivatives arising from either hedge ineffectiveness or from components excluded from the assessment of effectiveness in current earnings under cost of products sold or net sales, as appropriate. We record all gains or losses from derivatives for which hedge accounting treatment has not been elected to earnings on a current basis in net sales or cost of products sold. We have provided $17.9 of collateral to counterparties under collateral funding arrangements as of December 31, 2015.

Outstanding commodity price swaps and options and forward foreign exchange contracts as of December 31, 2015 and 2014, are presented below:

Commodity	2015	2014
Nickel (in lbs)	164,800	259,300
Natural gas (in MMBTUs)	36,972,500	33,992,500
Zinc (in lbs)	54,173,800	61,800,000
Iron ore (in metric tons)	2,795,000	2,335,000
Electricity (in MWHs)	1,386,400	1,182,800
Hot roll carbon steel coils (in short tons)	—	15,000
Foreign exchange contracts (in euros)	€55,500,000	€23,675,000

The fair value of derivative instruments as of December 31, 2015 and 2014, is presented below:

Asset (liability)	2015	2014
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$0.3	$2.1
Other non-current assets—commodity contracts	0.3	1.8
Accrued liabilities—commodity contracts	(40.9)	(32.0)
Other non-current liabilities—commodity contracts	(9.5)	(5.7)

Derivatives not designated as hedging instruments:
Other current assets:
Foreign exchange contracts	1.1	1.2
Commodity contracts	0.2	1.5
Accrued liabilities:
Commodity contracts	(0.3)	(4.2)

Gains (losses) on derivative instruments for the years ended December 31, 2015, 2014 and 2013, are presented below:

Gain (loss)	2015	2014	2013
Derivatives in cash flow hedging relationships—
Commodity contracts:
Reclassified from accumulated other comprehensive income into net sales (effective portion)	$—	$—	$0.4
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	(61.4)	(1.1)	24.8
Recorded in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	(23.6)	(0.8)	3.3

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(0.1)	1.9	(0.1)
Commodity contracts:
Recognized in net sales	2.2	(5.1)	(3.1)
Recognized in cost of products sold	(2.0)	(35.0)	1.7

Gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for our existing commodity contracts that qualify for hedge accounting, as well as the period over which we are hedging our exposure to the volatility in future cash flows, are presented below:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	January 2016 to December 2017	$(17.1)
Electricity	January 2016 to December 2017	(1.9)
Iron ore	January 2016 to November 2017	(7.8)
Zinc	January 2016 to December 2017	(11.2)